GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 29, 2018
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Schedule of changes in net carrying amount of goodwill

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total

Goodwill as of December 31, 2016	$373.3	$353.9	$66.4	$793.6
2017 Acquisitions(1)	17.5	–	125.5	143.0
Acquisition adjustments(2)	4.8	–	.7	5.5
Translation adjustments	33.9	1.5	7.6	43.0

Goodwill as of December 30, 2017	429.5	355.4	200.2	985.1
Acquisition adjustments(3)	–	–	(17.7)	(17.7)
Translation adjustments	(14.0)	(5.7)	(5.9)	(25.6)

Goodwill as of December 29, 2018	$415.5	$349.7	$176.6	$941.8

(1)

Goodwill acquired in 2017 related to the acquisitions of Hanita, which is included in our Label and Graphic Materials reportable segment, and Finesse Medical and Yongle Tape, which are included in our Industrial and Healthcare Materials reportable segment.

(2)	Goodwill purchase price allocation adjustments related to the acquisition of Mactac.
(3)	Goodwill purchase price allocation adjustments and measurement period adjustments for contingent consideration liabilities related to the acquisition of Yongle Tape.

Summary of the amounts and weighted useful lives of finite-lived intangible assets at acquisition

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$70.9	16
Patents and other acquired technology	31.9	9
Trade names and trademarks	4.2	6

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$26.1	15
Patents and other acquired technology	2.5	4

Schedule of finite-lived intangible assets

	2018			2017
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$322.2	$231.8	$90.4	$329.2	$226.4	$102.8
Patents and other acquired technology	84.0	56.8	27.2	86.9	51.3	35.6
Trade names and trademarks	27.0	21.7	5.3	27.7	21.0	6.7
Other intangibles	11.9	11.9	–	12.0	12.0	–

Total	$445.1	$322.2	$122.9	$455.8	$310.7	$145.1

Estimated amortization expense for finite lived intangible assets
(In millions)	Estimated Amortization Expense

2019	$13.4
2020	12.3
2021	12.1
2022	11.0
2023	10.0